RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	Financial Years ended December 31,
	2024	2023	2022
Nature of transactions	$’000	$’000	$’000

Sales*
- SKK HDD Works (2019) Pte Ltd#	-	-	278

Sundry income*
- SKK HDD Works (2019) Pte Ltd#	-	-	464

Cost of sales*
- SKK HDD Works (2019) Pte Ltd#	-	-	103

Expenses*
- SKK HDD Works (2019) Pte Ltd#	-	-	191

*	SKK Works Pte Ltd owned 80.0% stake and Mr. Kim Hor Ng, an independent party owned 20.0% stake, respectively, in SKK HDD Works (2019) Pte Ltd. At the time of the transactions, which occurred prior to our group reorganization, Ms. Liao was the director and majority and controlling stake in SKK Works Pte Ltd. On January 9, 2023, SKK HDD Works (2019) Pte Ltd was divested and ceased to be subsidiary of SKK Works Pte Ltd.